Related Party Transactions - Schedule of Beneficial Ownership of Company's Common Stock by Related Party (Parenthetical) (Details)	Nov. 30, 2020 shares
Synnex Technology International Corp. | MiTAC Incorporated
Related Party Transaction [Line Items]
MiTAC ownership	15.20%
MiTAC Holdings | Synnex Technology International Corp. | MiTAC Incorporated
Related Party Transaction [Line Items]
MiTAC ownership	8.70%
Chairman Emeritus, Board of Directors
Related Party Transaction [Line Items]
Beneficial ownership of company's common stock (shares)	190
Chairman Emeritus through Charitable Remainder Trust
Related Party Transaction [Line Items]
Beneficial ownership of company's common stock (shares)	217
Shares held by Matthew Miau's Spouse
Related Party Transaction [Line Items]
Beneficial ownership of company's common stock (shares)	190